Intangible assets - Schedule of Intangible Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	$ 13,582,000
Impairment loss recognised in profit or loss, intangible assets other than goodwill	(226,000)	$ 0	$ (216,000)
Ending balance	14,360,000	13,582,000
Licenses, Indefinite Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	11,916,000
Ending balance	12,385,000	11,916,000
Internal development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	631,000
Ending balance	0	631,000
Internal Development Costs, Definite Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0
Ending balance	954,000	0
Licenses, Definite-Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,002,000
Ending balance	927,000	1,002,000
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	33,000
Ending balance	94,000	33,000
Cost
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	14,844,000	11,312,000
Additions other than through business combinations, intangible assets other than goodwill	1,128,000	3,538,000
Increase (decrease) through transfers, intangible assets other than goodwill	0	6,000
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(8,000)
Ending balance	15,964,000	14,844,000	11,312,000
Cost | Licenses, Indefinite Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	12,985,000	11,144,000
Additions other than through business combinations, intangible assets other than goodwill	695,000	2,293,000
Increase (decrease) through transfers, intangible assets other than goodwill	0	452,000
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Ending balance	13,680,000	12,985,000	11,144,000
Cost | Internal development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	631,000	0
Additions other than through business combinations, intangible assets other than goodwill	323,000	631,000
Increase (decrease) through transfers, intangible assets other than goodwill	(954,000)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Ending balance	0	631,000	0
Cost | Internal Development Costs, Definite Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Additions other than through business combinations, intangible assets other than goodwill	0	0
Increase (decrease) through transfers, intangible assets other than goodwill	954,000	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Ending balance	954,000	0	0
Cost | Licenses, Definite-Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	1,052,000	0
Additions other than through business combinations, intangible assets other than goodwill	0	600,000
Increase (decrease) through transfers, intangible assets other than goodwill	0	(452,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Ending balance	1,052,000	1,052,000	0
Cost | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	176,000	168,000
Additions other than through business combinations, intangible assets other than goodwill	110,000	14,000
Increase (decrease) through transfers, intangible assets other than goodwill	0	6,000
Increase (decrease) through net exchange differences, intangible assets other than goodwill	(8,000)
Ending balance	278,000	176,000	168,000
Accumulated amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,262,000)	(1,133,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	2,000
Amortisation, intangible assets other than goodwill	(118,000)	(129,000)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	226,000
Ending balance	(1,604,000)	(1,262,000)	(1,133,000)
Accumulated amortization | Licenses, Indefinite Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(1,069,000)	(1,069,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	0	0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	226,000
Ending balance	(1,295,000)	(1,069,000)	(1,069,000)
Accumulated amortization | Internal development costs
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	0	0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0
Ending balance	0	0	0
Accumulated amortization | Internal Development Costs, Definite Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	0	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	0	0
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0
Ending balance	0	0	0
Accumulated amortization | Licenses, Definite-Lived
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(50,000)	0
Increase (decrease) through net exchange differences, intangible assets other than goodwill	0
Amortisation, intangible assets other than goodwill	(75,000)	(50,000)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0
Ending balance	(125,000)	(50,000)	0
Accumulated amortization | Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	(143,000)	(64,000)
Increase (decrease) through net exchange differences, intangible assets other than goodwill	2,000
Amortisation, intangible assets other than goodwill	(43,000)	(79,000)
Impairment loss recognised in profit or loss, intangible assets other than goodwill	0
Ending balance	$ (184,000)	$ (143,000)	$ (64,000)